Shareholders' capital	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' capital	Shareholders’ capital
(a)Common shares
Number of common shares

	2021	2020
Common shares, beginning of year	597,142,219	524,223,323
Public offering	67,611,465	66,130,063
Dividend reinvestment plan	6,184,686	5,217,071
Exercise of share-based awards (c)	1,020,020	1,565,537
Conversion of convertible debentures	1,886	6,225
Common shares, end of year	671,960,276	597,142,219
Authorized
AQN is authorized to issue an unlimited number of common shares. The holders of the common shares are entitled to dividends if, as and when declared by the board of directors of AQN (the “Board”); to one vote per share at meetings of the holders of common shares; and upon liquidation, dissolution or winding up of AQN to receive pro rata the remaining property and assets of AQN, subject to the rights of any shares having priority over the common shares.
The Company has a shareholders’ rights plan (the “Rights Plan”), which expires in 2022. Under the Rights Plan, one right is issued with each issued share of the Company. The rights remain attached to the shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20 percent or more of the outstanding shares (subject to certain exceptions) of the Company, the rights will entitle the holders thereof (other than the acquiring person or group) to purchase shares at a 50 percent discount from the then-current market price. The rights provided under the Rights Plan are not triggered by any person making a “Permitted Bid”, as defined in the Rights Plan.
(i)Public offering
On November 8, 2021, AQN issued 44,080,000 common shares at $14.63 (C$18.15) per share for gross proceeds of $642,664 (C$800,052) before issuance costs of $26,173 (C$32,583) anticipated to be used to fund a portion of the purchase price of the Kentucky Power Transaction (note 3(b)). Forward contracts were used to manage the Canadian dollar risk (note 24(b)(iv)).
On July 17, 2020, AQN issued 57,465,500 common shares at $12.60 (C$17.10) per share pursuant to agreements with a syndicate of underwriters and an institutional investor for gross proceeds of $723,926 (C$982,660) before issuance costs of $25,268 (C$34,299). Forward contracts were used to manage the Canadian dollar risk (note 24(b)(iv)).
13.Shareholders’ capital (continued)
(ii)At-the-market equity program
On May 15, 2020, AQN re-established an at-the-market equity program (“ATM program”) that allowed the Company to issue up to $500,000 of common shares from treasury to the public from time to time, at the Company's discretion, at the prevailing market price when issued on the TSX, the NYSE, or any other existing trading market for the common shares of the Company in Canada or the United States. During the year ended December 31, 2021, the Company issued 23,531,465 common shares under the ATM program at an average price of $15.70 per common share for gross proceeds of $369,495 ($364,876 net of commissions). Other related costs were $872.
The Company has issued since the inception of the ATM program in 2019 a cumulative total of 33,952,827 common shares at an average price of $15.08 per share for gross proceeds of $512,163 ($505,761 net of commissions). Other related costs, primarily related to the establishment and subsequent re-establishments of the ATM program, were $4,285.
(iii)Dividend reinvestment plan
The Company has a common shareholder dividend reinvestment plan, which provides an opportunity for shareholders to reinvest dividends for the purpose of purchasing common shares. Additional common shares acquired through the reinvestment of cash dividends are purchased in the open market or are issued by AQN from Treasury. Effective March 3, 2022, common shares purchased under the plan will be issued at a 3% discount (previously at 5%) to the prevailing market price (as determined in accordance with the terms of the plan). Subsequent to year-end, AQN issued an additional 1,625,414 common shares under the dividend reinvestment plan.
(b)Preferred shares
AQN is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board.
The Company has the following preferred shares, Series A and preferred shares, Series D issued and outstanding as at December 31, 2021 and 2020:

Preferred shares	Number of shares	Price per share		Carrying amount C$		Carrying amount $
Series A	4,800,000	C$	25	C$	116,546	$100,463
Series D	4,000,000	C$	25	C$	97,259	$83,836
						$184,299
The holders of preferred shares, Series A are entitled to receive quarterly fixed cumulative preferential cash dividends, if, as and when declared by the Board. The dividend for each year up to, but excluding, December 31, 2023 will be an annual amount of C$1.2905 per share. The Series A dividend rate will reset on December 31, 2023 and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 2.94%. The preferred shares, Series A are redeemable at C$25 per share at the option of the Company on December 31, 2023 and every fifth year thereafter. The holders of preferred shares, Series A have the right to convert their shares into cumulative floating rate preferred shares, Series B, subject to certain conditions, on December 31, 2023, and every fifth year thereafter.
The holders of preferred shares, Series D are entitled to receive fixed cumulative preferential dividends as and when declared by the Board at an annual amount of C$1.2728 per share for each year up to, but excluding, March 31, 2024. The Series D dividend will reset on March 31, 2024 and every five years thereafter at a rate equal to the then five-year Government of Canada bond plus 3.28%. The preferred shares, Series D are redeemable at C$25 per share at the option of the Company on March 31, 2024 and every fifth year thereafter. The holders of preferred shares, Series D have the right to convert their shares into cumulative floating rate preferred shares, Series E, subject to certain conditions, on March 31, 2024, and every fifth year thereafter.
The Company has 100 redeemable preferred shares, Series C issued and outstanding. The mandatorily redeemable preferred shares, Series C are recorded as a liability on the consolidated balance sheets as they are mandatorily redeemable for cash (note 12(h)).
13.Shareholders’ capital (continued)
(c)Share-based compensation
For the year ended December 31, 2021, AQN recorded $8,395 (2020 - $24,637) in total share-based compensation expense as follows:

	2021	2020
Share options	$939	$1,743
Director deferred share units	821	870
Employee share purchase	592	511
Performance and restricted share units	6,043	21,513
Total share-based compensation	$8,395	$24,637
The compensation expense is recorded with payroll expenses in the consolidated statements of operations, except for $12,639 recorded in 2020 related to management succession and executive retirement expenses, which was recorded in other net losses (note 19(b)). The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As of December 31, 2021, total unrecognized compensation costs related to non-vested share-based awards was $17,137 and is expected to be recognized over a period of 1.67 years.
(i)Share option plan
The Company’s share option plan (the “Plan”) permits the grant of share options to officers, directors, employees and selected service providers. The aggregate number of shares that may be reserved for issuance under the Plan must not exceed 8% of the number of shares outstanding at the time the options are granted.
The number of shares subject to each option, the option price, the expiration date, the vesting and other terms and conditions relating to each option shall be determined by the Board (or the compensation committee of the Board (“Compensation Committee”)) from time to time. Dividends on the underlying shares do not accumulate during the vesting period. Option holders may elect to surrender any portion of the vested options that is then exercisable in exchange for the “In-the-Money Amount”. In accordance with the Plan, the “In-The-Money Amount” represents the excess, if any, of the market price of a share at such time over the option price, in each case such “In-the-Money Amount” being payable by the Company in cash or common shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards.
The Compensation Committee may accelerate the vesting of the unvested options then held by the optionee at the Compensation Committee's discretion. In the event that the Company restates its financial results, any unpaid or unexercised options may be cancelled at the discretion of the Compensation Committee in accordance with the terms of the Company's clawback policy.
The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options’ vesting periods while ensuring that the cumulative amount of compensation cost recognized at least equals the value of the vested portion of the award at that date. The Company determines the fair value of options granted using the Black-Scholes option-pricing model. The risk-free interest rate is based on the zero-coupon Canada Government bond with a similar term to the expected life of the options at the grant date. Expected volatility was estimated based on the historical volatility of the Company’s common shares.  The expected life was based on experience to date. The dividend yield rate was based upon recent historical dividends paid on AQN common shares.
13.Shareholders’ capital (continued)
(c)Share-based compensation (continued)
(ii)Share option plan (continued)
The following assumptions were used in determining the fair value of share options granted:

	2021		2020
Risk-free interest rate	1.1%		1.2%
Expected volatility	23%		24%
Expected dividend yield	4.1%		4.1%
Expected life	5.50 years		5.50 years
Weighted average grant date fair value per option	C$	2.46	C$	2.72

Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2020	3,523,912	C$	13.09	5.87	C$	18,609
Granted	999,962	16.78		7.27	—
Exercised	(2,386,275)	12.52		5.16	18,465
Forfeited	(27,151)	14.96		—	—
Balance, December 31, 2020	2,110,448	C$	15.45	6.55	C$	11,604
Granted	437,006	19.64		7.22	—
Exercised	(506,926)	13.92		5.95	1,453
Forfeited	—	—		—	—
Balance, December 31, 2021	2,040,528	C$	15.45	6.11	C$	3,145
Exercisable, December 31, 2021	1,398,668	C$	16.09	5.83	C$	3,247
(iii)Employee share purchase plan
Under the Company’s ESPP, eligible employees may have a portion of their earnings withheld to be used to purchase the Company’s common shares. The Company will match 20% of the employee contribution amount for the first five thousand dollars per employee contributed annually and 10% of the employee contribution amount for contributions over five thousand dollars up to ten thousand dollars annually. Common shares purchased through the Company match portion shall not be eligible for sale by the participant for a period of one year following the purchase date on which such shares were acquired. At the Company’s option, the common shares may be (i) issued to participants from treasury at the average share price or (ii) acquired on behalf of participants by purchases through the facilities of the TSX or NYSE by an independent broker. The aggregate number of common shares reserved for issuance from treasury by AQN under the ESPP shall not exceed 4,000,000 common shares.
13.Shareholders’ capital (continued)
(c)Share-based compensation (continued)
(iii)Employee share purchase plan (continued)
The Company uses the fair value based method to measure the compensation expense related to the Company’s contribution. For the year ended December 31, 2021, a total of $355,096 common shares (2020 - $302,727) were issued to employees under the ESPP.
(iv)Director's deferred share units
Under the Company’s DSU plan, non-employee directors of the Company may elect annually to receive all or any portion of their compensation in DSUs in lieu of cash compensation. Directors’ fees are paid on a quarterly basis and at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one of the Company’s common shares. Dividends accumulate in the DSU account and are converted to DSUs based on the market value of the shares on that date. DSUs cannot be redeemed until the director retires, resigns, or otherwise leaves the Board. The DSUs provide for settlement in cash or common shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards. For the year ended December 31, 2021, a total of 73,467 DSUs (2020 - 84,074) were issued and 87,582 DSUs (2020 - nil) were settled in exchange for 40,786 common shares issued from treasury, and 46,796 DSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards. As of December 31, 2021, 530,378 (2020 - 544,493) DSUs were outstanding pursuant to the election of the directors to defer a percentage of their director’s fee in the form of DSUs. The aggregate number of common shares reserved for issuance from treasury by AQN under the DSU plan shall not exceed 1,000,000 common shares.
(v)Performance and restricted share units
The Company offers a PSU and RSU plan to its employees as part of the Company’s long-term incentive program. PSUs have been granted annually for three-year overlapping performance cycles. The PSUs vest at the end of the three-year cycle and are calculated based on established performance criteria. At the end of the three-year performance periods, the number of common shares issued can range from 2.5% to 237% of the number of PSUs granted. RSU vesting conditions and dates vary by grant and are outlined in each award letter. RSUs are not subject to performance criteria. Dividends accumulating during the vesting period are converted to PSUs and RSUs based on the market value of the shares on that date and are recorded in equity as the dividends are declared. None of the PSUs or RSUs have voting rights. Any PSUs or RSUs not vested at the end of a performance period will expire. The PSUs and RSUs provide for settlement in cash or common shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these units are accounted for as equity awards. The aggregate number of common shares reserved for issuance from treasury by AQN under the PSU and RSU plan shall not exceed 7,000,000 common shares.
Compensation expense associated with PSUs is recognized rateably over the performance period. Achievement of the performance criteria is estimated at the consolidated balance sheet dates. Compensation cost recognized is adjusted to reflect the performance conditions estimated to date.
13.Shareholders’ capital (continued)
(c)Share-based compensation (continued)
(v)Performance and restricted share units (continued)
A summary of the PSUs and RSUs follows:

	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2020	2,412,043	C$	14.00	1.86	C$	44,309
Granted, including dividends	1,313,171	19.31		2.00	24,966
Exercised	(968,470)	14.45		—	20,105
Forfeited	(35,537)	15.62		—	745
Balance, December 31, 2020	2,721,207	C$	16.58	0.93	C$	54,560
Granted, including dividends	805,433	19.94		2.77	12,881
Exercised	(865,067)	13.79		—	17,005
Forfeited	(217,901)	18.64		—	3,981
Balance, December 31, 2021	2,443,672	C$	18.07	1.72	C$	44,646
Exercisable, December 31, 2021	775,674	C$	16.12		C$	14,172
(vi)Bonus deferral RSUs
Eligible employees have the option to receive a portion or all of their annual bonus payment in RSUs in lieu of cash. These RSUs provide for settlement in shares, and therefore these RSUs are accounted for as equity awards. The RSUs granted are 100% vested and, therefore, compensation expense associated with these RSUs is recognized immediately upon issuance.
During the year ended December, 31, 2021, 56,686 bonus deferral RSUs were granted to employees of the Company. In addition, the Company settled 152,564 bonus deferral RSUs in exchange for 70,571 common shares issued from treasury, and 81,993 RSUs were settled at their cash value as payment for tax withholdings related to the settlement of the RSUs.